Contract assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Balance at beginning of period	$ 182	$ 139
Transfers from contract assets recognized at beginning of year to receivables	(176)	(137)
Increases as a result of new contract assets recognized during the year	229	185
Other (including exchange)	4	(5)
Balance at end of period	$ 239	$ 182